SIGNIFICANT ACCOUNTING POLICIES (Property, plant and equipment useful lives) (Details)	12 Months Ended
Jan. 02, 2022
Buildings and improvements | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Buildings and improvements | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Manufacturing equipment | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years
Manufacturing equipment | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Other equipment | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Other equipment | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years